EQUITY METHOD INVESTMENTS - Narrative (Details) $ / shares in Units, shares in Thousands, $ in Thousands, R$ in Millions			1 Months Ended			2 Months Ended	12 Months Ended
	Nov. 08, 2018 $ / shares shares	Oct. 01, 2018 USD ($)	Nov. 30, 2024 USD ($) $ / shares shares	Oct. 31, 2023 USD ($)	Oct. 31, 2023 BRL (R$)	Dec. 31, 2024 USD ($) $ / shares	Dec. 31, 2024 USD ($) $ / shares	Dec. 31, 2023 USD ($) $ / shares	Dec. 31, 2022 USD ($)	Mar. 31, 2020 USD ($)	Dec. 31, 2011 USD ($)	Mar. 31, 2006 $ / shares shares
Schedule of Equity Method Investments [Line Items]
Equity method investments						$ 43,665	$ 43,665	$ 53,982	$ 104,108
Common shares, par value (in dollars per share) | $ / shares						$ 1.00	$ 1.00	$ 1.00
Equity method investment, impairment							$ 2,834	$ 0
Additions							$ 3,948	9,678
ECGS
Schedule of Equity Method Investments [Line Items]
Common stock purchased (in shares) | shares												500
Common stock purchased, price per share (in dollars per share) | $ / shares												$ 1.00
Percentage of voting interest acquired (in percent)						50.00%	50.00%					50.00%
Investee capital share amount called											$ 7,500
Cash paid to maintain equity interest											$ 3,750
LOGAS
Schedule of Equity Method Investments [Line Items]
Noncontrolling interest, ownership percentage by noncontrolling owners (in percent)				42.00%	42.00%
Noncontroling owner, ownership percentage that prevent controlling the significant operating and financial decisions						30.00%	30.00%
Avenir
Schedule of Equity Method Investments [Line Items]
Equity method investments						$ 28,934	$ 28,934	$ 35,729
Ownership percentage (in percent)		25.00%	23.36%			23.40%	23.40%	23.50%		23.50%
Ownership percentage after transaction (in percent)	22.50%
Sale of stock (in shares) | shares			3,600
Equity method investment, commitment										$ 18,000
Aggregate cost										42,750
Sale of stock (in USD/NOK per share) | $ / shares			$ 1.095
Equity method investment, realized gain (loss) on disposal			$ 500
Avenir | Private placement
Schedule of Equity Method Investments [Line Items]
Equity method investments		$ 24,800
Sale of stock (in shares) | shares	110,000
Common shares, par value (in dollars per share) | $ / shares	$ 1.00
Shares subscribed but unissued | shares	24,750
Equity shortfall notice										$ 45,000
Higas
Schedule of Equity Method Investments [Line Items]
Equity method investments			$ 3,900
Ownership percentage (in percent)			25.00%			25.00%	25.00%	0.00%
Equity method investment, impairment						$ 2,800
Higas | Stolt-Nielsen Limited
Schedule of Equity Method Investments [Line Items]
Ownership percentage (in percent)			50.00%
Higas | Aequitas
Schedule of Equity Method Investments [Line Items]
Ownership percentage (in percent)			25.00%
LOGAS
Schedule of Equity Method Investments [Line Items]
Equity method investments						$ 7,183	$ 7,183	$ 9,261
Ownership percentage (in percent)				58.00%	58.00%	58.00%	58.00%	58.00%
Additions				$ 9,300	R$ 45.0
ECGS
Schedule of Equity Method Investments [Line Items]
Equity method investments						$ 5,502	$ 5,502	$ 5,237
Ownership percentage (in percent)						50.00%	50.00%	50.00%			50.00%
Stolt-Nielsen Ltd and Höegh LNG Holdings Ltd | Avenir | Related Party
Schedule of Equity Method Investments [Line Items]
Investment company, committed capital		$ 182,000
Hoegh LNG Holdings Limited | Avenir | Related Party
Schedule of Equity Method Investments [Line Items]
Ownership percentage after transaction (in percent)	22.50%	25.00%
Shares subscribed but unissued | shares	24,750
Stolt-Nielsen Limited | Avenir | Related Party
Schedule of Equity Method Investments [Line Items]
Ownership percentage after transaction (in percent)	45.00%	50.00%
Shares subscribed but unissued | shares	49,500
Institutional and other professional investors | Avenir | Private placement
Schedule of Equity Method Investments [Line Items]
Sale of stock (in shares) | shares	11,000